Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2022
Exploration and Evaluation Assets
Schedule of acquisitions of exploration and evaluation assets

	Balance		Balance
	December 31,	Acquisition	December 31,
	2021	Costs	2022
Iron Creek	$87,661	$32	$87,693
Total	$87,661	$32	$87,693

	Balance		Balance
	December 31,	Acquisition	December 31,
	2020	Costs	2021
Iron Creek	$87,420	$241	$87,661
Total	$87,420	$241	$87,661